Accrued and Other Liabilities - Accrued and Other Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Costs to be paid [Line Items]
Costs to be paid	€ 154.8	€ 208.7	[1]
Personnel related items	544.4	427.6	[1]
Derivative financial instruments	47.4	67.3	[1]
Lease liabilities	140.0	113.8	[1]
Standard warranty reserve	59.8	59.7	[1]	€ 36.5
Provisions	160.3	21.0
Other	6.4	6.7	[1]
Accrued and other liabilities	1,113.1	904.8	[1]
Less: non-current portion of accrued and other liabilities	201.7	279.3	[1],[2]
Current portion of accrued and other liabilities	911.4	625.5	[1],[2]
expected losses for upgrading EUV in the field [Member]
Costs to be paid [Line Items]
Costs to be paid	€ 14.6	€ 84.5

[1]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[2]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.